Reinsurance and Investment Contract Recoverables (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Reinsurance Retention Policy [Line Items]
Total reinsurance and investment contract recoverables	$ 5,295,486	$ 4,687,918
Life
Reinsurance Retention Policy [Line Items]
Total reinsurance and investment contract recoverables	986,636	1,031,953
Annuities
Reinsurance Retention Policy [Line Items]
Total reinsurance and investment contract recoverables	1,275,293	890,709
Accident and health
Reinsurance Retention Policy [Line Items]
Total reinsurance and investment contract recoverables	$ 3,033,557	$ 2,765,256